LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	May 01, 2025
LEASES
Lease expense	$ 30,240	$ 0	$ 50,400	$ 0
ROU lease asset					$ 96,347
ROU lease liability					$ 96,347
Discount rate					44.24%
Remaining lease term			7 months 6 days